SUBSEQUENT EVENTS (Details) - Subsequent Events - USD ($)		3 Months Ended
	Jan. 01, 2017	Mar. 29, 2017
Subsequent Events
Subscriptions		$ 11,000
Redemptions		$ 14,340,028
Quantica MF
Subsequent Events
Redemptions	$ 250,000